Shareholder Report, Holdings (Details)	May 31, 2026
C000129654 | Top10HoldingT. Rowe Price Limited Duration Inflation Focused Bond FundBNY-872798301
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000129654 | Top10HoldingT. Rowe Price New Income FundBNY-779570506
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000129654 | Top10HoldingT. Rowe Price International Bond Fund (USD Hedged)BNY-87281D850
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000129654 | Top10HoldingT. Rowe Price Growth Stock FundBNY-77958E208
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000129654 | Top10HoldingT. Rowe Price Value FundBNY-779578400
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000129654 | Top10HoldingT. Rowe Price Dynamic Global Bond FundBNY-87281D702
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000129654 | Top10HoldingT. Rowe Price Emerging Markets Bond FundBNY-87281D801
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000129654 | Top10HoldingT. Rowe Price High Yield FundBNY-741481709
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000129654 | Top10HoldingT. Rowe Price Hedged Equity FundBNY-87283V502
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000129654 | Top10HoldingT. Rowe Price U.S. Large-Cap Core FundBNY-74149R404
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000129654 | Sector0BNY-872798301
Holdings [Line Items]
Percent of Net Asset Value	46.80%
C000129654 | Sector0BNY-77958E208
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000129654 | Sector0BNY-87281D850
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000129654 | Sector0BNY-87281D827
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000129654 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000129655 | Top10HoldingT. Rowe Price Limited Duration Inflation Focused Bond FundBNY-872798301
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000129655 | Top10HoldingT. Rowe Price New Income FundBNY-779570506
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000129655 | Top10HoldingT. Rowe Price International Bond Fund (USD Hedged)BNY-87281D850
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000129655 | Top10HoldingT. Rowe Price Growth Stock FundBNY-77958E208
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000129655 | Top10HoldingT. Rowe Price Value FundBNY-779578400
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000129655 | Top10HoldingT. Rowe Price Dynamic Global Bond FundBNY-87281D702
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000129655 | Top10HoldingT. Rowe Price Emerging Markets Bond FundBNY-87281D801
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000129655 | Top10HoldingT. Rowe Price High Yield FundBNY-741481709
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000129655 | Top10HoldingT. Rowe Price Hedged Equity FundBNY-87283V502
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000129655 | Top10HoldingT. Rowe Price U.S. Large-Cap Core FundBNY-74149R404
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000129655 | Sector0BNY-872798301
Holdings [Line Items]
Percent of Net Asset Value	46.80%
C000129655 | Sector0BNY-77958E208
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000129655 | Sector0BNY-87281D850
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000129655 | Sector0BNY-87281D827
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000129655 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000169038 | Top10HoldingT. Rowe Price Limited Duration Inflation Focused Bond FundBNY-872798301
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000169038 | Top10HoldingT. Rowe Price New Income FundBNY-779570506
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000169038 | Top10HoldingT. Rowe Price International Bond Fund (USD Hedged)BNY-87281D850
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000169038 | Top10HoldingT. Rowe Price Growth Stock FundBNY-77958E208
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000169038 | Top10HoldingT. Rowe Price Value FundBNY-779578400
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000169038 | Top10HoldingT. Rowe Price Dynamic Global Bond FundBNY-87281D702
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000169038 | Top10HoldingT. Rowe Price Emerging Markets Bond FundBNY-87281D801
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000169038 | Top10HoldingT. Rowe Price High Yield FundBNY-741481709
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000169038 | Top10HoldingT. Rowe Price Hedged Equity FundBNY-87283V502
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000169038 | Top10HoldingT. Rowe Price U.S. Large-Cap Core FundBNY-74149R404
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000169038 | Sector0BNY-872798301
Holdings [Line Items]
Percent of Net Asset Value	46.80%
C000169038 | Sector0BNY-77958E208
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000169038 | Sector0BNY-87281D850
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000169038 | Sector0BNY-87281D827
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000169038 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.30%